Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2025-01-24	12 Months Ended
Dec. 31, 2024 USD ($)
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Jan. 24, 2025
Aggregate Erroneous Compensation Amount	$ 34,100,000
Erroneous Compensation Analysis [Text Block]	On January 24, 2025, we concluded that our consolidated statement of cash flows for the year ended December 31, 2022 must be recast to reflect that the cash used in 2022 for the acquisition of the non-controlling interests of our LeanTeq subsidiary from LeanTeq executives of $34.1 million should have been classified as a financing activity, rather than an investing activity, in our consolidated statement of cash flows for the year ended December 31, 2022. We further concluded that such accounting restatement triggered the requirement to evaluate whether any recovery of incentive compensation was required under the Dodd-Frank Clawback Policy.